INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Income Taxes Details 2
Deferred income tax assets	$ 4,887,594	$ 2,830,687	$ 1,323,091
Deferred income tax liabilities	(9,435,594)	(7,519,002)	(4,858,435)
Total deferred income tax assets and liabilities	$ (4,548,000)	$ (4,688,315)	$ (3,535,344)